Stock-Based Compensation - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lilly's Stock-Based Compensation Program | SVAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	2.50%	2.50%	2.00%
Risk-free interest rate	2.31%	1.38%	0.92%
Volatility	22.26%	22.91%	21.68%
Vesting period	3 years
Elanco Stock Compensation Plans | Stock Option Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.70%
Risk-free interest rate	3.07%
Volatility	28.25%
Expected term (years)	6 years 6 months
Vesting period	3 years
Expiration period	10 years